Statutory reserves, restricted net assets and parent company only condensed financial information (Tables)	12 Months Ended
Dec. 31, 2025
Statutory reserves, restricted net assets and parent company only condensed financial information
Schedule of condensed balance sheet of the parent company

	As of December 31,
	2024	2025
	RMB	RMB
	(in thousands)

Assets
Cash and cash equivalents	6,320	4,408
Prepayments and other current assets	92,253	90,292
Total current assets	98,573	94,700
Investment in subsidiaries	3,088,781	2,940,145
Total non-current assets	3,088,781	2,940,145
Total assets	3,187,354	3,034,845
Liabilities
Accrued expenses and other current liabilities	69,807	71,373
Total current liabilities	69,807	71,373
Total non-current liabilities	19,056	22,139
Total liabilities	88,863	93,512
ZKH Group Limited shareholders’ Equity:
Ordinary shares	4	4
Additional paid-in capital	8,305,304	8,370,941
Statutory reserves	6,303	6,566
Accumulated other comprehensive income/(loss)	4,764	(37,288)
Accumulated deficit	(5,177,126)	(5,317,131)
Treasury stock	(40,758)	(81,759)
Total ZKH Group Limited shareholders’ equity	3,098,491	2,941,333
Total liabilities and shareholders’ equity	3,187,354	3,034,845

Schedule of condensed statement of comprehensive loss of the parent company

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in thousands)

General and administrative	(8,586)	(32,357)	(12,600)
Share of loss from subsidiaries	(297,229)	(238,597)	(133,589)
Others, net	1,501	2,911	6,447
Net loss attributable to ZKH Group Limited	(304,314)	(268,043)	(139,742)
Accretion on preferred shares to redemption value	(660,070)	—	—
Net loss attributable to ZKH Group Limited’s ordinary shareholders	(964,384)	(268,043)	(139,742)
Net loss attributable to ZKH Group Limited	(304,314)	(268,043)	(139,742)
Other comprehensive loss:
Foreign currency translation adjustments	26,756	29,918	(42,052)
Total comprehensive loss	(277,558)	(238,125)	(181,794)
Accretion on Preferred Shares to redemption value	(660,070)	—	—
Total comprehensive loss attributable to ZKH Group Limited’s ordinary shareholders	(937,628)	(238,125)	(181,794)

Schedule of condensed statement of cash flows of the parent company

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in thousands)

Net cash (used in)/provided by operating activities	(77)	13,827	(194)
Net cash (used in)/provided by investing activities	(402,789)	(12,113)	36,422
Net cash provided by/(used in) financing activities	407,581	2,153	(38,028)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(2,950)	72	(112)
Increase in cash, cash equivalents, and restricted cash	1,765	3,939	(1,912)
Cash, cash equivalents, and restricted cash at beginning of year	616	2,381	6,320
Cash, cash equivalents, and restricted cash at end of year	2,381	6,320	4,408